PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

The components of property and equipment at December 31 were as follows:

	2013
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$1,595	$928	$667
Research and development equipment	28,264	21,966	6,298
Tooling	36,307	28,269	8,038
Computer equipment	5,253	3,862	1,391
Software	5,641	3,591	2,050
Leasehold improvements	3,156	865	2,291
Leased vehicles	1,332	796	536
Office equipment	3,013	2,302	711
	$84,561	$62,579	$21,982

	2012
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$4,557	$3,755	$802
Research and development equipment	21,875	16,504	5,371
Tooling	25,000	17,577	7,423
Computer equipment	7,614	6,048	1,566
Software	9,358	7,863	1,495
Leasehold improvements	4,973	3,070	1,903
Leased vehicles	1,206	587	619
Office equipment	3,144	2,284	860
	$77,727	$57,688	$20,039

Amortization expense relating to property and equipment, including those related to discontinued operations, was $10,057, $12,583, and $14,528 for the years ended December 31, 2013, 2012, and 2011, respectively.